Guarantor Statements	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Guarantor Statements

GUARANTOR STATEMENTS (AUDITED)

On 27 July 2017, Unilever N.V. and Unilever Capital Corporation (UCC) filed a US Shelf registration, which is unconditionally and fully guaranteed, jointly and severally, by Unilever N.V., Unilever PLC and Unilever United States, Inc. (UNUS) and that superseded the NV and UCC US Shelf registration filed on 30 September 2014, which was unconditionally and fully guaranteed, jointly and severally, by NV, PLC and UNUS. UCC and UNUS are each indirectly 100% owned by the Unilever parent entities (as defined below). Of the US Shelf registration, US$8.9 billion of Notes were outstanding at 31 December 2017 (2016: US$6.3 billion; 2015: US$5.6 billion) with coupons ranging from 1.375% to 5.9%. These Notes are repayable between 15 February 2019 and 15 November 2032.

Provided below are the income statements, cash flow statements and balance sheets of each of the companies discussed above, together with the income statement, cash flow statement and balance sheet of non-guarantor subsidiaries. These have been prepared under the historical cost convention and, aside from the basis of accounting for investments at net asset value (equity accounting), comply in all material respects with International Financial Reporting Standards. The financial information in respect of NV, PLC and UNUS has been prepared with all subsidiaries accounted for on an equity basis. Information on NV and PLC is shown collectively as Unilever parent entities. The financial information in respect of the non-guarantor subsidiaries has been prepared on a consolidated basis.

	€ million	€ million		€ million	€ million	€ million	€ million
Income statement for the year ended 31 December 2017	Unilever Capital Corporation subsidiary issuer	Unileve parent entities	r(a)	Unilever United States Inc. subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Turnover	-	-		-	53,715	-	53,715

Operating profit	-	997		(4)	7,864	-	8,857
Net finance income/(costs)	1	(109)		(379)	88	-	(399)
Pensions and similar obligations	-	(2)		(24)	(70)	-	(96)
Other income/(losses)	-	-		-	173	-	173
Premium paid on buy back of preference shares	-	-		-	(382)	-	(382)

Profit before taxation	1	886		(407)	7,673	-	8,153
Taxation	-	(165)		-	(1,502)	-	(1,667)

Net profit before subsidiaries	1	721		(407)	6,171	-	6,486
Equity earnings of subsidiaries	-	5,332		1,721	(10,298)	3,245	-
Net profit	1	6,053		1,314	(4,127)	3,245	6,486

Attributable to:
Non-controlling interests	-	-		-	433	-	433
Shareholders’ equity	1	6,053		1,314	(4,560)	3,245	6,053

Total comprehensive income	1	5,978		1,158	(3,672)	3,245	6,710

(a)	The term ‘Unilever parent entities’ includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.

	€ million	€ million	€ million	€ million	€ million	€ million
	Unilever		Unilever
	Capital		United
	Corporation	Unilever (a)	States Inc.	Non-
Income statement	subsidiary	parent	subsidiary	guarantor		Unilever
for the year ended 31 December 2016	issuer	entities	guarantor	subsidiaries	Eliminations	Group
Turnover	-	-	-	52,713	-	52,713

Operating profit	-	269	(5)	7,537	-	7,801
Net finance income/(costs)	1	(110)	(331)	(29)	-	(469)
Pensions and similar obligations	-	(3)	(27)	(64)	-	(94)
Other income/(losses)	-	-	-	231	-	231
Premium paid on buy back of preference shares	-	-	-	-	-	-

Profit before taxation	1	156	(363)	7,675	-	7,469
Taxation	-	(114)	-	(1,808)	-	(1,922)

Net profit before subsidiaries	1	42	(363)	5,867	-	5,547
Equity earnings of subsidiaries	-	5,142	804	(4,559)	(1,387)	-
Net profit	1	5,184	441	1,308	(1,387)	5,547

Attributable to:
Non-controlling interests	-	-	-	363	-	363
Shareholders’ equity	1	5,184	441	945	(1,387)	5,184

Total comprehensive income	1	5,170	468	517	(1,387)	4,769

	€ million	€ million	€ million	€ million	€ million	€ million
	Unilever		Unilever
	Capital		United
	Corporation	Unilever (a)	States Inc.	Non-
Income statement	subsidiary	parent	subsidiary	guarantor		Unilever
for the year ended 31 December 2015	issuer	entities	guarantor	subsidiaries	Eliminations	Group
Turnover	-	-	-	53,272	-	53,272

Operating profit	-	990	(5)	6,530	-	7,515
Net finance costs	-	(103)	(327)	58	-	(372)
Pensions and similar obligations	-	(3)	(29)	(89)	-	(121)
Other income	-	439	-	(241)	-	198
Premium paid on buy back of preference shares	-	-	-	-	-	-

Profit before taxation	-	1,323	(361)	6,258	-	7,220
Taxation	-	(461)	(87)	(1,413)	-	(1,961)

Net profit before subsidiaries	-	862	(448)	4,845	-	5,259
Equity earnings of subsidiaries	-	4,047	690	(9,408)	4,671	-
Net profit	-	4,909	242	(4,563)	4,671	5,259

Attributable to:
Non-controlling interests	-	-	-	350	-	350
Shareholders’ equity	-	4,909	242	(4,913)	4,671	4,909

Total comprehensive income	(1)	4,922	332	(4,162)	4,671	5,762

(a)	The term ‘Unilever parent entities’ includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.

	€ million	€ million		€ million	€ million	€ million	€ million
	Unilever			Unilever
	Capital			United
	Corporation	Unilever	(a)	States Inc.	Non-
	subsidiary	parent		subsidiary	guarantor		Unilever
Balance sheet at 31 December 2017	issuer	entities		guarantor	subsidiaries	Eliminations	Group
Assets
Non-current assets
Goodwill and intangible assets	-	2,143		-	26,258	-	28,401
Deferred tax assets	-	90		48	947	-	1,085
Other non-current assets	-	6		2	13,808	-	13,816
Amounts due from group companies	17,132	7,099		-	-	(24,231)	-
Net assets of subsidiaries (equity accounted)	-	35,933		21,568	-	(57,501)	-
	17,132	45,271		21,618	41,013	(81,732)	43,302

Current assets
Amounts due from group companies	-	6,119		5,318	32,445	(43,882)	-
Trade and other current receivables	-	51		3	5,168	-	5,222
Current tax assets	-	57		9	422	-	488
Other current assets	-	39		-	11,234	-	11,273
	-	6,266		5,330	49,269	(43,882)	16,983
Total assets	17,132	51,537		26,948	90,282	(125,614)	60,285

Liabilities
Current liabilities
Financial liabilities	2,420	4,685		1	862	-	7,968
Amounts due to group companies	6,964	25,457		24	11,437	(43,882)	-
Trade payables and other current liabilities	65	215		11	13,135	-	13,426
Current tax liabilities	-	-		-	1,088	-	1,088
Other current liabilities	-	5		-	690	-	695
	9,449	30,362		36	27,212	(43,882)	23,177

Non-current liabilities
Financial liabilities	7,377	7,571		-	1,514	-	16,462
Amounts due to group companies	-	-		14,517	9,714	(24,231)	-
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	-	8		103	1,114	-	1,225
Unfunded schemes	-	93		439	977	-	1,509
Other non-current liabilities	-	5		1	3,519	-	3,525
	7,377	7,677		15,060	16,838	(24,231)	22,721
Total liabilities	16,826	38,039		15,096	44,050	(68,113)	45,898

Shareholders’ equity	306	13,498		11,852	45,474	(57,501)	13,629
Non-controlling interests	-	-		-	758	-	758

Total equity	306	13,498		11,852	46,232	(57,501)	14,387

Total liabilities and equity	17,132	51,537		26,948	90,282	(125,614)	60,285

(a)	The term ‘Unilever parent entities’ includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.

	€ million	€ million		€ million	€ million	€ million	€ million
	Unilever			Unilever
	Capital			United
	Corporation	Unilever	(a)	States Inc.	Non-
	subsidiary	parent		subsidiary	guarantor		Unilever
Balance sheet at 31 December 2016	issuer	entities		guarantor	subsidiaries	Eliminations	Group
Assets
Non-current assets
Goodwill and intangible assets	-	2,202		-	25,231	-	27,433
Deferred tax assets	-	86		-	1,268	-	1,354
Other non-current assets	-	70		2	13,686	-	13,758
Amounts due from group companies	14,931	4,569		-	-	(19,500)	-
Net assets of subsidiaries (equity accounted)	-	39,676		20,052	-	(59,728)	-
	14,931	46,603		20,054	40,185	(79,228)	42,545

Current assets
Amounts due from group companies	14	2,539		5,293	33,211	(41,057)	-
Trade and other current receivables	-	70		4	5,028	-	5,102
Current tax assets	-	90		-	227	-	317
Other current assets	-	6		-	8,459	-	8,465
	14	2,705		5,297	46,925	(41,057)	13,884
Total assets	14,945	49,308		25,351	87,110	(120,285)	56,429

Liabilities
Current liabilities
Financial liabilities	2,415	1,700		1	1,334	-	5,450
Amounts due to group companies	6,682	26,514		15	7,846	(41,057)	-
Trade payables and other current liabilities	63	193		18	13,597	-	13,871
Current tax liabilities	-	-		21	823	-	844
Other current liabilities	-	4		-	387	-	391
	9,160	28,411		55	23,987	(41,057)	20,556

Non-current liabilities
Financial liabilities	5,437	4,577		-	1,131	-	11,145
Amounts due to group companies	-	-		14,925	4,575	(19,500)	-
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	-	7		101	2,055	-	2,163
Unfunded schemes	-	96		513	1,095	-	1,704
Other non-current liabilities	-	-		46	3,835	-	3,881
	5,437	4,680		15,585	12,691	(19,500)	18,893
Total liabilities	14,597	33,091		15,640	36,678	(60,557)	39,449

Shareholders’ equity	348	16,217		9,711	49,806	(59,728)	16,354
Non-controlling interests	-	-		-	626	-	626

Total equity	348	16,217		9,711	50,432	(59,728)	16,980

Total liabilities and equity	14,945	49,308		25,351	87,110	(120,285)	56,429

(a)	The term ‘Unilever parent entities’ includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.

	€ million	€ million	€ million	€ million	€ million	€ million
	Unilever		Unilever
	Capital		United
	Corporation	Unilever (a)	States Inc.	Non-
Cash flow statement	subsidiary	parent	subsidiary	guarantor		Unilever
for the year ended 31 December 2017	issuer	entities	guarantor	subsidiaries	Eliminations	Group

Net cash flow from/(used in) operating activities	-	941	(40)	6,391	-	7,292

Net cash flow from/(used in) investing activities	(3,884)	(7,123)	(1,062)	5,136	1,054	(5,879)

Net cash flow from/(used in) financing activities	3,873	6,261	1,103	(11,616)	(1,054)	(1,433)

Net increase/(decrease) in cash and cash equivalents	(11)	79	1	(89)	-	(20)

Cash and cash equivalents at beginning of year	-	5	(2)	3,195	-	3,198
Effect of foreign exchange rates	11	(61)	-	41	-	(9)
Cash and cash equivalents at end of year	-	23	(1)	3,147	-	3,169

	€ million	€ million	€ million	€ million	€ million	€ million
	Unilever		Unilever
	Capital		United
	Corporation	Unilever (a)	States Inc.	Non-
Cash flow statement	subsidiary	parent	subsidiary	guarantor		Unilever
for the year ended 31 December 2016	issuer	entities	guarantor	subsidiaries	Eliminations	Group

Net cash flow from/(used in) operating activities	-	45	(177)	7,179	-	7,047

Net cash flow from/(used in) investing activities	(1,053)	(679)	(783)	(1,712)	1,039	(3,188)

Net cash flow from/(used in) financing activities	1,048	621	959	(4,662)	(1,039)	(3,073)

Net increase/(decrease) in cash and cash equivalents	(5)	(13)	(1)	805	-	786

Cash and cash equivalents at beginning of year	-	3	(1)	2,126	-	2,128
Effect of foreign exchange rates	5	15	-	264	-	284
Cash and cash equivalents at end of year	-	5	(2)	3,195	-	3,198

	€ million	€ million	€ million	€ million	€ million	€ million
	Unilever		Unilever
	Capital		United
	Corporation	Unilever (a)	States Inc.	Non-
Cash flow statement	subsidiary	parent	subsidiary	guarantor		Unilever
for the year ended 31 December 2015	issuer	entities	guarantor	subsidiaries	Eliminations	Group

Net cash flow from/(used in) operating activities	(1)	(699)	(140)	8,170	-	7,330

Net cash flow from/(used in) investing activities	(1,005)	231	(729)	(2,955)	919	(3,539)

Net cash flow from/(used in) financing activities	1,000	558	871	(4,542)	(919)	(3,032)

Net increase/(decrease) in cash and cash equivalents	(6)	90	2	673	-	759

Cash and cash equivalents at beginning of year	-	5	(3)	1,908	-	1,910
Effect of foreign exchange rates	6	(91)	-	(456)	-	(541)
Cash and cash equivalents at end of year	-	4	(1)	2,125	-	2,128

(a)	The term ‘Unilever parent entities’ includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.